UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

T. Rowe Price International Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

International Series	March 31, 2013

T. Rowe Price International Stock Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 4.0%		
Common Stocks 4.0%		
Amcor	331,469	3,203
CSL	27,218	1,678
Macquarie Group	62,156	2,404
Orica	99,450	2,532
Santos	162,354	2,101
Total Australia (Cost $9,731)		11,918
BELGIUM 1.3%		
Common Stocks 1.3%		
Anheuser-Busch InBev	40,863	4,046
Anheuser-Busch InBev, STRIPS (1)(2)	84,536	—
Total Belgium (Cost $341)		4,046
BRAZIL 5.5%		
Common Stocks 4.4%		
Banco Santander Brasil, ADR (USD)	259,900	1,887
BM&FBOVESPA	142,600	959
BR Malls Participacoes	206,200	2,581
Lojas Renner	69,300	2,582
NII Holdings, Class B (USD) (2)(3)	185,200	802
PDG Realty	292,000	455
Petrobras, ADR (1 ADR represents 2 preference shares) (USD)	137,680	2,499
Raia Drogasil	129,400	1,381
		13,146
Convertible Preferred Stock 0.0%		
Peixe Urbano, Class A, Acquisition Date: 6/26/12 Acquisition Cost $150 (USD) (1)(2)(4)	4,542	22

Peixe Urbano, Class C, Acquisition Date: 12/5/11 Acquisition Cost $672 (USD) (1)(2)(4)	20,408	102
		124
Preferred Stocks 1.1%		
Itau Unibanco	186,300	3,311
		3,311
Total Brazil (Cost $16,445)		16,581
CANADA 3.9%		
Common Stocks 3.9%		
Eldorado Gold	286,100	2,735
Potash Corporation of Saskatchewan (USD)	81,100	3,183
Tim Hortons	59,700	3,244
Valeant Pharmaceuticals International (2)	34,100	2,560
Total Canada (Cost $11,136)		11,722
CHINA 6.6%		
Common Stocks 6.6%		
Baidu, ADR (USD) (2)(3)	33,200	2,912
Beijing Enterprises (HKD)	145,500	1,121
Belle International Holdings (HKD) (3)	977,000	1,629
China Longyuan Power (HKD)	1,962,000	1,784
China Merchants Holdings International (HKD)	338,000	1,110
China Unicom Hong Kong (HKD)	714,000	953
New Oriental Education & Technology, ADR (USD) (3)	56,100	1,010
Parkson Retail (HKD) (3)	1,719,500	1,019
Ping An Insurance Group Co of China, H Shares (HKD)	244,000	1,892
Shanghai Pharmaceuticals Holding (HKD)	286,300	628
Sina (USD) (2)	22,400	1,088
Tencent Holdings (HKD) (3)	48,300	1,536
Want Want China Holdings (HKD) (3)	1,415,000	2,169

Youku Tudou, ADR (USD) (2)(3)	63,353	1,062
Total China (Cost $19,567)		19,913
DENMARK 1.4%		
Common Stocks 1.4%		
Carlsberg, Series B	24,130	2,348
Novo Nordisk	11,230	1,825
Total Denmark (Cost $2,306)		4,173
FRANCE 4.8%		
Common Stocks 4.8%		
AXA	226,376	3,891
Edenred	56,143	1,837
Eutelsat	87,859	3,098
Pernod Ricard	24,123	3,006
Schneider Electric	37,713	2,756
Total France (Cost $12,145)		14,588
GERMANY 4.6%		
Common Stocks 4.2%		
Bayer	27,032	2,788
Brenntag	24,355	3,803
Deutsche Boerse	18,487	1,120
Fresenius	23,802	2,938
SAP	24,419	1,956
		12,605
Preferred Stocks 0.4%		
Henkel AG & Co KGaA	13,657	1,314
		1,314
Total Germany (Cost $9,365)		13,919

HONG KONG 4.0%

Common Stocks 4.0%

AIA Group	930,200	4,062
Hang Lung Properties	690,000	2,582
Jardine Matheson (USD)	43,200	2,813
Kerry Properties	586,000	2,608
Total Hong Kong (Cost $10,393)		12,065

INDIA 2.6%

Common Stocks 2.6%

Adani Power (2)	544,245	404
Axis Bank	81,625	1,960
BF Investment (2)	29,518	23
Bharti Airtel	482,100	2,590
Housing Development Finance	197,788	2,993
Total India (Cost $7,545)		7,970

INDONESIA 0.8%

Common Stocks 0.8%

Sarana Menara Nusantara (2)	951,500	2,546
Total Indonesia (Cost $1,267)		2,546

JAPAN 10.9%

Common Stocks 10.9%

Bridgestone	88,500	2,986
FamilyMart	16,000	731
Honda	83,700	3,225
Inpex	476	2,559
Japan Tobacco	82,800	2,650
Jupiter Telecommunications	2,955	3,870
Mitsui	213,400	3,001
Mitsui Fudosan	97,000	2,767

SPAIN 0.6%		
Common Stocks 0.6%		
Banco Bilbao Vizcaya Argenta	221,742	1,922
Total Spain (Cost $2,073)		1,922
SWEDEN 1.2%		
Common Stocks 1.2%		
Assa-Abloy, Series B	51,041	2,084
Elekta, B Shares	107,659	1,635
Total Sweden (Cost $2,699)		3,719
SWITZERLAND 10.5%		
Common Stocks 10.5%		
ABB	128,828	2,906
Credit Suisse	183,557	4,817
Dufry (2)	13,099	1,626
Holcim	25,374	2,022
Julius Baer	69,523	2,703
Kuehne & Nagel	22,153	2,415
Nestle	53,779	3,889
Richemont, Class A	46,684	3,664
SGS Group	967	2,371
Sonova	24,388	2,926
Syngenta	5,672	2,366
Total Switzerland (Cost $25,911)		31,705
TAIWAN 1.3%		
Common Stocks 1.3%		
Quanta Computer	523,000	1,151

Taiwan Semiconductor	836,000	2,796
Total Taiwan (Cost $3,458)		3,947
TURKEY 0.9%		
Common Stocks 0.9%		
BIM Birlesik Magazalar	13,737	670
Turkiye Garanti Bankasi	364,524	1,934
Total Turkey (Cost $1,972)		2,604
UNITED ARAB EMIRATES 0.9%		
Common Stocks 0.9%		
DP World (USD)	201,777	2,831
Total United Arab Emirates (Cost $1,133)		2,831
UNITED KINGDOM 16.7%		
Common Stocks 16.7%		
ARM Holdings	123,732	1,731
BG Group	122,419	2,100
BHP Billiton	83,515	2,430
British Sky Broadcasting	214,778	2,882
Burberry Group	82,192	1,660
Capita	274,754	3,753
Compass Group	253,617	3,239
Experian	232,805	4,033
GlaxoSmithKline	117,868	2,755
HSBC	187,320	1,999
Intertek	36,550	1,884
Rolls-Royce Holdings (2)	253,679	4,356
Royal Dutch Shell, B Shares	79,797	2,649
SABMiller	26,278	1,383
Serco Group	159,500	1,520
Standard Chartered	167,851	4,345

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $0 for the period ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $4,915 ,000; the value of cash collateral and related investments was $5,121,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $244,801,000. Net unrealized gain aggregated $60,527,000 at period-end, of which $70,522,000 related to appreciated investments and $9,995,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013